Property And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property And Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	September 30, 2017	December 31, 2016
	(in thousands)
OIL AND NATURAL GAS PROPERTIES
Unproved properties	$136,410	$116,311
Accumulated impairment of unproved properties	(18,974)	(65)

Unproved properties, net	117,436	116,246

Proved oil and natural gas properties	1,931,207	1,611,249
Accumulated depreciation, depletion, amortization and impairment	(1,103,776)	(1,015,333)

Proved oil and natural gas properties, net	827,431	595,916

TOTAL OIL AND NATURAL GAS PROPERTIES, net	944,867	712,162

OTHER PROPERTY AND EQUIPMENT
Land	5,339	4,730
Office furniture and equipment, vehicles	20,170	19,446
Accumulated depreciation	(16,370)	(14,445)

OTHER PROPERTY AND EQUIPMENT, net	9,139	9,731

TOTAL PROPERTY AND EQUIPMENT, net	$954,006	$721,893

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2016	December 31, 2015
	(in thousands)
OIL AND NATURAL GAS PROPERTIES
Unproved properties	$116,311	$127,551
Accumulated impairment	(65)	(2,684)

Unproved properties, net	116,246	124,867

Proved oil and natural gas properties	1,611,249	1,345,482
Accumulated depreciation, depletion, amortization and impairment	(1,015,333)	(944,407)

Proved oil and natural gas properties, net	595,916	401,075

TOTAL OIL AND NATURAL GAS PROPERTIES, net	712,162	525,942

OTHER PROPERTY AND EQUIPMENT
Land	4,730	3,868
Office furniture and equipment, vehicles	19,446	18,794
Accumulated depreciation	(14,445)	(11,565)

OTHER PROPERTY AND EQUIPMENT, net	9,731	11,097

TOTAL PROPERTY AND EQUIPMENT, net	$721,893	$537,039

Capitalized Exploratory Well Costs

The following table reflects the net changes in capitalized exploratory well costs during 2016, 2015, and 2014. The table does not include amounts that were capitalized and either subsequently expensed within the same year.

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Balance, beginning of year	$6,006	$13,301	$20,317
Additions to capitalized well costs pending determination of proved reserves	3,736	4,364	15,870
Reclassifications to proved properties	(7,484)	(8,583)	(6,593)
Capitalized exploratory well costs charged to expense	(169)	(3,076)	(16,293)

Balance, end of year	$2,089	$6,006	$13,301

The ending balance in capitalized exploratory well costs includes the costs of five wells primarily in three prospects that were capitalized for periods greater than one year at December 31, 2016. We have capitalized $0.7 million and $3.0 million of exploratory well costs covering periods greater than one year at December 31, 2016 and 2015. We continue to assess and evaluate these projects.